INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The Company is subject to the income tax laws of the U.S., its states and municipalities and certain foreign countries. These tax laws are complex and are potentially subject to different interpretations by the taxpayer and the relevant governmental taxing authorities. In establishing a provision for income tax expense, the Company must make judgments and interpretations about the application of these inherently complex tax laws.

Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations, and the final audit of tax returns by taxing authorities. Tax assessments may arise several years after tax returns have been filed. The Company reviews its tax balances quarterly and, as new information becomes available, the balances are adjusted as appropriate. The Company is subject to ongoing tax examinations and assessments in various jurisdictions.

Pretax Income / (Loss) from Continuing Operations

The income from continuing operations before income tax expense in the Consolidated Statements of Operations is comprised of the following components:

	Year Ended December 31,
(in thousands)	2025	2024	2023

U.S.	$1,828,464	$955,513	$771,591
Foreign	13,067	15,125	15,165
Total income before income tax	$1,841,531	$970,638	$786,756
NOTE 17. INCOME TAXES (continued)

Income Taxes from Continuing Operations

The provision for income taxes in the Consolidated Statements of Operations is comprised of the following components:

	Year Ended December 31,
(in thousands)	2025	2024	2023

Current:
Foreign	$11,104	$15,125	$15,167
Federal	232,767	201,774	171,721
State	82,218	30,682	97,100
Total current	326,089	247,581	283,988

Deferred:
Foreign	—	—	—
Federal	(184,776)	(370,605)	(397,832)
State	55,060	16,263	(32,302)
Total deferred	(129,716)	(354,342)	(430,134)
Total income tax provision/(benefit)	$196,373	$(106,761)	$(146,146)
NOTE 17. INCOME TAXES (continued)

Reconciliation of Statutory and ETR

The following is a reconciliation of the U.S. federal statutory rate of 21.0% for the years ended December 31, 2025, 2024, and 2023, respectively, to the Company's ETR for each of the years indicated:

	Year Ended December 31,
	2025		2024		2023

US Federal statutory income tax rate	$386,722	21.0%	$203,835	21.0%	$165,218	21.0%
Tax credits	(259,383)	(14.1)%	(333,896)	(34.4)%	(361,701)	(46.0)%
Electric vehicle tax credits	(226,771)	(12.3)%	(276,248)	(28.5)%	(296,758)	(37.7)%
Low-income housing tax credits	(32,587)	(1.8)%	(26,800)	(2.8)%	(22,040)	(2.8)%
Punta Lima investment tax credit	—	—%	(18,970)	(2.0)%	—	—%
Research and development tax credits	—	—%	—	—%	(34,288)	(4.4)%
Production tax credits	—	—%	—	—%	(8,615)	(1.1)%
Other credits	(25)	—%	(11,878)	(1.1)%	—	—%
Nontaxable or nondeductible items	(15,911)	(0.8)%	2,730	0.3%	5,701	0.7%
BOLI	(13,484)	(0.7)%	(13,492)	(1.4)%	(14,271)	(1.8)%
Non-deductible FDIC insurance premiums	14,729	0.8%	11,250	1.2%	16,502	2.1%
Tax-exempt income	(5,594)	(0.3)%	(3,366)	(0.3)%	(2,302)	(0.3)%
Other	(11,562)	(0.6)%	8,338	0.8%	5,772	0.7%
Changes in valuation allowance	2,683	0.1%	—	—%	(17,436)	(2.2)%
State income taxes, net of federal effect	81,370	4.4%	17,845	1.8%	32,677	4.2%
Foreign tax effects	11,104	0.6%	15,125	1.6%	15,165	1.9%
Luxembourg tax	13,067	0.7%	15,125	1.6%	15,165	1.9%
Puerto Rico	(1,963)	(0.1)%	—	—%	—	—%
Changes in unrecognized tax benefit	5,715	0.3%	(6,332)	(0.7)%	18,422	2.3%
Other	(15,927)	(0.8)%	(6,068)	(0.6)%	(4,192)	(0.5)%

	$196,373	10.7%	$(106,761)	(11.0)%	$(146,146)	(18.6)%

Qualitative Disclosure for State Tax Expense

In 2025, 2024, and 2023 state and local income taxes in New York State, New York City, California, New Jersey, Florida and Massachusetts comprise the majority of the domestic state and local income taxes, net of federal effect category.
NOTE 17. INCOME TAXES (continued)

Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are presented below:

	At December 31,
(in thousands)	2025	2024
Deferred tax assets:

ALLL	$304,771	$320,503
Auto loan mark-to-market adjustment	254,307	150,231
Unrealized loss on available-for-sale securities	145,589	167,468
Unrealized loss on derivatives	—	25,050
Unrealized loss on AFS securities reclassified to HTM	33,248	39,618
Net operating loss carryforwards	42,160	51,007
ROU lease liability	137,235	141,008
Employee benefits	59,082	117,307
General business credit & other tax credit carryforwards	1,140,129	864,319
Depreciation and amortization	611,111	843,190
Deferred income	4,356	55,039
Other	75,889	91,853
Total gross deferred tax assets	2,807,877	2,866,593
Valuation allowance	(84,445)	(81,553)
Total deferred tax assets	2,723,432	2,785,040

Deferred tax liabilities:
Purchase accounting adjustments	49,058	56,468
Unrealized gain on derivatives	13,972	—
Originated MSRs	21,786	23,779
ROU lease asset	124,402	131,594
Auto lease transactions (1)	1,988,269	2,128,932
Other	146,186	79,958
Total gross deferred tax liabilities	2,343,673	2,420,731

Net deferred tax asset / (liability)	$379,759	$364,309
(1) The leasing transactions deferred tax liability is primarily related to accelerated tax depreciation on auto operating leases.

Due to jurisdictional netting, the net deferred tax asset of $379.8 million is classified on the balance sheet as a deferred tax asset included in Other assets.
NOTE 17. INCOME TAXES (continued)

Periodic reviews of the carrying amount of deferred tax assets are made to determine if the establishment of a valuation allowance is necessary. If, based on the available evidence, it is more likely than not that all or a portion of the Company’s deferred tax assets will not be realized, a deferred tax valuation allowance would be established. Consideration is given to all positive and negative evidence related to the realization of the deferred tax assets.

Items considered in this evaluation include historical financial performance, the expectation of future earnings, the ability to carry back losses to recoup taxes previously paid, the length of statutory carryforward periods, experience with operating loss and tax credit carryforwards not expiring unused, tax planning strategies and timing of reversals of temporary differences. The Company's evaluation is based on current tax laws, as well as its expectations of future performance. As of December 31, 2025, the Company maintained a valuation allowance of $84.4 million, compared to $81.6 million as of December 31, 2024, related to deferred tax assets subject to carryforward periods for which the Company has determined it is more likely than not that these deferred tax assets will remain unused after the carryforward periods have expired. The $2.9 million increase year-over-year was primarily driven by the valuation allowance against foreign tax credit.

The deferred tax asset realization analysis is updated at each quarter-end using the most recent forecasts. An assessment is made quarterly as to whether the forecasts and assumptions used in the deferred tax asset realization analysis should be revised in light of any changes that have occurred or are expected to occur that would significantly impact the forecasts or modeling assumptions. At December 31, 2025, the Company has recorded the following:

(in thousands)	Gross Deferred Tax Balance	Valuation Allowance	Final Expiration Year (1)

Net operating loss carryforwards	$2,182	$—	N/A
State net operating loss carryforwards	39,978	4,670	2044
General business credit carryforward	1,140,129	79,775	2045
Deferred tax timing differences	1,625,588	—	N/A
Total	$2,807,877	$84,445
(1) These will expire in varying amounts through the final expiration year.

The Company has not provided deferred income taxes of $28.8 million on approximately $112.1 million of SBNA's existing pre-1988 tax bad debt reserve at December 31, 2025, due to the indefinite nature of the recapture provisions. Certain rules under Section 593 of the IRC govern when the Company may be subject to tax on the recapture of the existing base year tax bad debt reserve, such as distributions by SBNA in excess of certain earnings and profits, the redemption of SBNA’s stock, or a liquidation. The Company does not expect any of those events to occur.
NOTE 17. INCOME TAXES (continued)

Changes in Liability Related to Uncertain Tax Positions

At December 31, 2025, the Company had reserves related to tax benefits from uncertain tax positions of $43.6 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	Unrecognized Tax Benefits	Accrued Interest and Penalties	Total

Gross unrecognized tax benefits at January 1, 2023	$39,062	$7,920	$46,982
Additions based on tax positions related to 2023	15,903	50	15,953
Additions for tax positions of prior years	5,842	1,766	7,608
Reductions for tax positions of prior years	(19,566)	—	(19,566)
Gross unrecognized tax benefits at December 31, 2023	41,241	9,736	50,977
Additions based on tax positions related to 2024	1,354	—	1,354
Additions for tax positions of prior years	240	2,526	2,766
Reductions for tax positions of prior years	(11,985)	—	(11,985)
Gross unrecognized tax benefits at December 31, 2024	30,850	12,262	43,112
Additions based on tax positions related to the current year	4,748	426	5,174
Additions for tax positions of prior years	5,703	2,757	8,460
Reductions for tax positions of prior years	(3,976)	(1,364)	(5,340)
Gross unrecognized tax benefits at December 31, 2025	$37,325	$14,081	$51,406
Gross net unrecognized tax benefits that if recognized would impact the ETR at December 31, 2025	$37,325	$14,081

Less: Federal, state, and local income tax benefits			(7,848)
Net unrecognized tax benefit reserves			$43,558

Tax positions will initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. The Company is subject to the income tax laws of the U.S., its states and municipalities and certain foreign countries. These tax laws are complex and are potentially subject to different interpretations by the taxpayer and relevant governmental taxing authorities. In establishing an income tax provision, the Company must make judgments and interpretations about the application of these inherently complex tax laws. The Company recognizes penalties and interest accrued related to unrecognized tax benefits within the Income tax provision on the Consolidated Statements of Operations.

With few exceptions, the Company is no longer subject to federal and non-U.S. income tax examinations by tax authorities for years prior to 2011 and state income tax examinations for years prior to 2010.

The Company applies an aggregate portfolio approach whereby income tax effects from AOCI are released only when an entire portfolio (i.e., all related units of account) of a particular type is liquidated, sold, or extinguished.
NOTE 17. INCOME TAXES (continued)

Income Taxes Paid, net

	Year Ended December 31,
	2025	2024	2023

US Federal	$(11,700)	$(11)	$231,622

US State and Local
Massachusetts	*	36,259	*
Florida	10,800	*	23,500
New York	19,408	*	19,297
Pennsylvania	*	12,946	*
New Jersey	*	10,004	*
Maryland	*	5,883	*
Texas	7,598	*	*
Other	12,907	39,954	55,417
	50,713	105,046	98,214
Foreign
Luxembourg	27,742	10,613	312

Total	$66,755	$115,648	$330,148
*The amount of income taxes paid during the year does not meet the 5% disaggregation threshold.